                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_] Amendment Number:
                                              -----------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.
Address: 100 Pearl Street, Hartford, CT 06103

Form 13F File Number:  028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
Title:   Vice President and Clerk
Phone:   (860) 263-4791

Signature, Place and Date of Signing:


    /s/ Kevin J. Carr              Hartford, CT               July 23, 2009
---------------------------   ------------------------   -----------------------
       (Signature)                (City, State)                  (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Manager:
---------------------   --------------------------------------------------
028-05990               Acadian Asset Management, Inc.
028-00242               The Boston Company Asset Management LLC
028-01420               Duff & Phelps Investment Management Co.
028-1208                Engemann Asset Management
028-12511               Goodwin Capital Advisers, Inc.
028-04529               Harris Investment Management, Inc.
028-05792               Kayne Anderson Rudnick Investment Management, LLC
028-01646               Sasco Capital, Inc.
028-06450               SCM Advisors LLC
028-10641               Turner Investment Partners, Inc.
028-04490               Vontobel Asset Management, Inc.

                              Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total: $843,240,704.50

                                    FORM 13f
               REPORTING MANAGER: Virtus Investment Advisers, Inc.
                      FOR THE QUARTER ENDED: JUNE 30, 2009

           ITEM 1            ITEM 2   ITEM 3      ITEM 4        ITEM 5                ITEM 6     ITEM 7            Item 8
-----------------------------------------------------------------------------------------------------------------------------------
                             TITLE                 FAIR       SHARES OR                                        VOTING AUTHORITY
                              OF     CUSIP        MARKET      PRINCIPAL   SH/ PUT/  INVESTMENT               SOLE     SHARED NONE
       NAME OF ISSUER        CLASS   NUMBER       VALUE        AMOUNT     PRN CALL  DISCRETION  MANAGERS     (A)        (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                    Common 013817101  10,817,576.00 1,047,200.00  SH      1,047,200.00   1.00   1,047,200.00
ALLSTATE CORP                Common 020002101   9,462,320.00   387,800.00  SH        387,800.00   1.00     387,800.00
ALTRIA GROUP INC             Common 02209S103  15,273,513.20   931,880.00  SH        931,880.00   1.00     931,880.00
APPLE INC                    Common 037833100      69,790.70       490.00  SH            490.00   1.00         490.00
AT&T INC                     Common 00206R102  17,462,520.00   703,000.00  SH        703,000.00   1.00     703,000.00
BOEING CO                    Common 097023105  15,665,500.00   368,600.00  SH        368,600.00   1.00     368,600.00
BUNGE LTD                    Common G16962105  16,936,275.00   281,100.00  SH        281,100.00   1.00     281,100.00
CATERPILLAR INC              Common 149123101  16,278,147.20   492,680.00  SH        492,680.00   1.00     492,680.00
CELGENE CORP                 Common 151020104  16,844,464.00   352,100.00  SH        352,100.00   1.00     352,100.00
CHESAPEAKE ENERGY CORP       Common 165167107   8,069,620.20   406,940.00  SH        406,940.00   1.00     406,940.00
CISCO SYSTEMS INC            Common 17275R102  17,729,808.80   951,170.00  SH        951,170.00   1.00     951,170.00
CONOCOPHILLIPS               Common 20825C104  17,227,776.00   409,600.00  SH        409,600.00   1.00     409,600.00
CONTINENTAL AIRLS INC -CL B  Common 210795308  17,478,122.00 1,972,700.00  SH      1,972,700.00   1.00   1,972,700.00
CORNING INC                  Common 219350105  18,139,770.00 1,129,500.00  SH      1,129,500.00   1.00   1,129,500.00
COSTCO WHOLESALE CORP        Common 22160K105  17,722,460.00   387,800.00  SH        387,800.00   1.00     387,800.00
EXXON MOBIL CORP             Common 30231G102     227,906.60     3,260.00  SH          3,260.00   1.00       3,260.00
FOSTER WHEELER AG            Common H27178104  15,790,425.00   664,860.00  SH        664,860.00   1.00     664,860.00
FREEPORT-MCMORAN COP&GOLD    Common 35671D857  17,463,335.00   348,500.00  SH        348,500.00   1.00     348,500.00
GILEAD SCIENCES INC          Common 375558103  18,492,432.00   394,800.00  SH        394,800.00   1.00     394,800.00
GOLDMAN SACHS GROUP INC      Common 38141G104  17,986,205.60   121,990.00  SH        121,990.00   1.00     121,990.00
GOOGLE INC                   Common 38259P508      46,374.90       110.00  SH            110.00   1.00         110.00
HALLIBURTON CO               Common 406216101  17,136,909.00   827,870.00  SH        827,870.00   1.00     827,870.00
HEWLETT-PACKARD CO           Common 428236103  19,239,970.00   497,800.00  SH        497,800.00   1.00     497,800.00
HUDSON CITY BANCORP INC      Common 443683107  17,359,132.20 1,306,180.00  SH      1,306,180.00   1.00   1,306,180.00
INTL BUSINESS MACHINES CORP  Common 459200101  17,159,338.60   164,330.00  SH        164,330.00   1.00     164,330.00
ISHARES S&P GSSI NAT RES FD  Common 464287374  23,016,507.10   830,621.00  SH        830,621.00   1.00     830,621.00
JOHNSON & JOHNSON            Common 478160104  17,585,848.00   309,610.00  SH        309,610.00   1.00     309,610.00
L-3 COMMUNICATIONS HLDGS INC Common 502424104  17,136,166.20   246,990.00  SH        246,990.00   1.00     246,990.00
LEXINGTON REALTY TRUST       Common 529043101         183.60        54.00  SH             54.00   1.00          54.00
MASSEY ENERGY CO             Common 576206106  12,795,124.70   654,817.00  SH        654,817.00   1.00     654,817.00
MCDONALD'S CORP              Common 580135101  17,959,876.00   312,400.00  SH        312,400.00   1.00     312,400.00
MERCK & CO                   Common 589331107  16,303,476.00   583,100.00  SH        583,100.00   1.00     583,100.00
MICROSOFT CORP               Common 594918104  19,508,752.10   820,730.00  SH        820,730.00   1.00     820,730.00
NIKE INC                     Common 654106103  17,675,103.00   341,350.00  SH        341,350.00   1.00     341,350.00
NOKIA (AB) OY                Common 654902204  17,816,760.00 1,222,000.00  SH      1,222,000.00   1.00   1,222,000.00
NUCOR CORP                   Common 670346105  17,807,544.00   400,800.00  SH        400,800.00   1.00     400,800.00
OCCIDENTAL PETROLEUM CORP    Common 674599105  17,109,941.90   259,990.00  SH        259,990.00   1.00     259,990.00
PEPSICO INC                  Common 713448108  18,884,256.00   343,600.00  SH        343,600.00   1.00     343,600.00
PETROBRAS-PETROLEO BRASILIER Common 71654V408  16,965,720.00   414,000.00  SH        414,000.00   1.00     414,000.00
PHILIP MORRIS INTERNATIONAL  Common 718172109  17,883,327.60   409,980.00  SH        409,980.00   1.00     409,980.00
POTASH CORP SASK INC         Common 73755L107  17,156,559.00   184,380.00  SH        184,380.00   1.00     184,380.00
POWERSHARES DB AGRICULTURE   Common 73936B408  16,145,480.00   634,400.00  SH        634,400.00   1.00     634,400.00
POWERSHARES DB COMMD IDX TRG Common 73935S105  35,404,824.00 1,565,200.00  SH      1,565,200.00   1.00   1,565,200.00
POWERSHARES DB G10 CRNCY HRV Common 73935Y102  24,757,622.20 1,150,982.00  SH      1,150,982.00   1.00   1,150,982.00
QUALCOMM INC                 Common 747525103  18,682,516.00   413,330.00  SH        413,330.00   1.00     413,330.00
REINSURANCE GROUP AMER INC   Common 759351604  11,743,724.00   336,400.00  SH        336,400.00   1.00     336,400.00
ST JUDE MEDICAL INC          Common 790849103  17,779,860.00   432,600.00  SH        432,600.00   1.00     432,600.00
ST MARY LAND & EXPLOR CO     Common 792228108  11,160,023.80   534,740.00  SH        534,740.00   1.00     534,740.00
UNDER ARMOUR INC             Common 904311107  17,156,284.20   766,590.00  SH        766,590.00   1.00     766,590.00
UNION PACIFIC CORP           Common 907818108  17,419,796.60   334,610.00  SH        334,610.00   1.00     334,610.00
UNITEDHEALTH GROUP INC       Common 91324P102  17,859,451.00   714,950.00  SH        714,950.00   1.00     714,950.00
VALERO ENERGY CORP           Common 91913Y100  14,691,766.50   869,850.00  SH        869,850.00   1.00     869,850.00
VERIZON COMMUNICATIONS INC   Common 92343V104  18,754,519.00   610,300.00  SH        610,300.00   1.00     610,300.00

                                              843,240,704.50